Victory Growth and Tax Strategy Fund Expense Example, No Redemption - Victory Growth and Tax Strategy Fund - Class C	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	513
Expense Example, No Redemption, 5 Years	889
Expense Example, No Redemption, 10 Years	$ 1,748